Share-Based Compensation - Share-Based Compensation Activity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
2009 LTIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based plans, Shares subject to stock options, Beginning Balance	183,983	8,408
Share based plans, Stock option weighted average exercise price, Beginning Balance	$ 19.73	$ 12.58
Share based plans, Granted, Shares subject to stock options	234,477	179,961	8,408
Share based plans, Exercised, Shares subject to stock options
Share based plans, Stock option weighted average exercise price, Granted	$ 16.81	$ 20.07	$ 12.58
Share based plans, Exercised, Stock option weighted average exercise price
Share based plans, Stock option weighted average grant date fair value, Granted	$ 6.97	$ 8.77	$ 5.86
Share based plans, Cancelled, Shares subject to stock options		(4,386)
Share based plans, Cancelled, stock option weighted average exercise price		$ 20.07
Share based plans, Shares subject to stock options, Ending Balance	418,460	183,983	8,408
Share based plans, Stock option weighted average exercise price, Ending Balance	$ 18.09	$ 19.73	$ 12.58
Weighted average remaining contractual term (years), Outstanding	8 years 9 months 18 days	9 years 2 months 12 days	9 years 4 months 24 days
Aggregate intrinsic value, Outstanding	$ 18	$ 19	$ 78
Shares subject to stock options, Exercisable balance	66,934	8,408	8,408
Weighted average exercise price, Exercisable balance	$ 19.13	$ 12.58	$ 12.58
Weighted average remaining contractual term (years), Exercisable	8 years 1 month 6 days	8 years 4 months 24 days	9 years 4 months 24 days
Aggregate intrinsic value, Exercisable	18	19	78
Share based plans, Expected to vest share units	346,909
Weighted average exercise price, Expected to vest	$ 17.90
Weighted average remaining contractual term (years), Expected to vest	8 years 10 months 24 days
Aggregate intrinsic value, Expected to vest
2009 LTIP (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based plans, Restricted stock units, Beginning Balance	1,557,424	1,016,552	46,232
Share based plans, Restricted stock units, weighted average grant date fair value, Beginning Balance	$ 18.44	$ 16.95	$ 13.05
Share based plans, Granted, Restricted share units	936,754	827,162	1,017,053
Share based plans, Granted, Restricted share units, Weighted average grant date fair value	$ 16.29	$ 19.87	$ 17.04
Share based plans, Vested, Restricted share units	(373,131)	(224,894)	(25,667)
Share based plans, Vested, Restricted share weighted average grant date fair value	$ 17.89	$ 17.14	$ 13.21
Share based plans, Cancelled, Restricted stock units	(141,466)	(61,396)	(21,066)
Share based plans, Cancelled, Restricted stock units, Weighted average grant date fair value	$ 17.01	$ 17.78	$ 17.14
Share based plans, Restricted share units, Ending Balance	1,979,581	1,557,424	1,016,552
Share based plans, Restricted share units, Weighted average grant date fair value, Ending Balance	$ 17.34	$ 18.44	$ 16.95
Weighted average remaining contractual term (Years), outstanding, Restricted share units	1 year 9 months 18 days	3 years 8 months 12 days	4 years 1 month 6 days
Share based plans, Restricted share units, Aggregate intrinsic value	29,219	23,190	22,224
Share based plans, Expected to vest, Restricted share units	1,788,846
Weighted average grant date fair value, expected to vest, Restricted share units	$ 17.34
Weighted average remaining contractual terms (Years), Expected to vest, Restricted share units	1 year 9 months 18 days
Aggregate intrinsic value, Expected to vest, Restricted share units	26,403
2004 LTIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based plans, Shares subject to stock options, Beginning Balance	1,437,585	1,582,102	1,827,663
Share based plans, Stock option weighted average exercise price, Beginning Balance	$ 20.32	$ 20.51	$ 20.32
Share based plans, Granted, Shares subject to stock options
Share based plans, Exercised, Shares subject to stock options	(15,000)	(53,550)	(87,488)
Share based plans, Stock option weighted average exercise price, Granted
Share based plans, Exercised, Stock option weighted average exercise price	$ 16.64	$ 16.32	$ 15.62
Aggregate intrinsic value, Exercised	13	266	98
Share based plans, Cancelled, Shares subject to stock options	(116,584)	(90,967)	(158,073)
Share based plans, Cancelled, stock option weighted average exercise price	$ 21.56	$ 25.66	$ 20.94
Share based plans, Shares subject to stock options, Ending Balance	1,306,001	1,437,585	1,582,102
Share based plans, Stock option weighted average exercise price, Ending Balance	$ 20.24	$ 20.32	$ 20.51
Weighted average remaining contractual term (years), Outstanding	2 years 9 months 18 days	3 years 8 months 12 days	4 years 7 months 6 days
Aggregate intrinsic value, Outstanding	18	230	4,620
Shares subject to stock options, Exercisable balance	1,298,501	1,366,973	1,426,962
Weighted average exercise price, Exercisable balance	$ 20.26	$ 20.64	$ 21.04
Weighted average remaining contractual term (years), Exercisable	2 years 9 months 18 days	3 years 7 months 6 days	4 years 3 months 18 days
Aggregate intrinsic value, Exercisable	209	153	3,568
Share based plans, Expected to vest share units	7,097
Weighted average exercise price, Expected to vest	$ 16.64
Weighted average remaining contractual term (years), Expected to vest	1 year 6 months
Aggregate intrinsic value, Expected to vest
2004 LTIP (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based plans, Restricted stock units, Beginning Balance	868,048	1,319,950	1,794,895
Share based plans, Restricted stock units, weighted average grant date fair value, Beginning Balance	$ 17.90	$ 18.05	$ 18.00
Share based plans, Granted, Restricted share units
Share based plans, Granted, Restricted share units, Weighted average grant date fair value
Share based plans, Vested, Restricted share units	(493,675)	(366,638)	(402,944)
Share based plans, Vested, Restricted share weighted average grant date fair value	$ 20.08	$ 18.36	$ 17.40
Share based plans, Cancelled, Restricted stock units	(35,055)	(85,264)	(72,001)
Share based plans, Cancelled, Restricted stock units, Weighted average grant date fair value	$ 16.65	$ 18.09	$ 17.21
Share based plans, Restricted share units, Ending Balance	339,318	868,048	1,319,950
Share based plans, Restricted share units, Weighted average grant date fair value, Ending Balance	$ 14.72	$ 17.90	$ 18.05
Weighted average remaining contractual term (Years), outstanding, Restricted share units	7 months 6 days	1 year 7 months 6 days	1 year 9 months 18 days
Share based plans, Restricted share units, Aggregate intrinsic value	5,008	12,925	28,907
Share based plans, Expected to vest, Restricted share units	327,699
Weighted average grant date fair value, expected to vest, Restricted share units	$ 14.72
Weighted average remaining contractual terms (Years), Expected to vest, Restricted share units	7 months 6 days
Aggregate intrinsic value, Expected to vest, Restricted share units	4,837
2000 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based plans, Shares subject to stock options, Beginning Balance	438,150	570,775	1,113,564
Share based plans, Stock option weighted average exercise price, Beginning Balance	$ 8.74	$ 8.57	$ 7.44
Share based plans, Granted, Shares subject to stock options
Share based plans, Exercised, Shares subject to stock options	(260,000)	(132,625)	(516,371)
Share based plans, Stock option weighted average exercise price, Granted
Share based plans, Exercised, Stock option weighted average exercise price	$ 7.51	$ 8.03	$ 6.42
Aggregate intrinsic value, Exercised	2,307	1,539	7,607
Share based plans, Cancelled, Shares subject to stock options			(26,418)
Share based plans, Cancelled, stock option weighted average exercise price			$ 4.95
Share based plans, Shares subject to stock options, Ending Balance	178,150	438,150	570,775
Share based plans, Stock option weighted average exercise price, Ending Balance	$ 10.53	$ 8.74	$ 8.57
Weighted average remaining contractual term (years), Outstanding	4 months 24 days	1 year	1 year 10 months 24 days
Aggregate intrinsic value, Outstanding	753	2,696	7,607
Shares subject to stock options, Exercisable balance	178,150	438,150	570,775
Weighted average exercise price, Exercisable balance	$ 10.53	$ 8.74	$ 8.57
Weighted average remaining contractual term (years), Exercisable	4 months 24 days	1 year	1 year 10 months 24 days
Aggregate intrinsic value, Exercisable	$ 753	$ 2,696	$ 7,607